Stockholders' Equity (Details 2) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Dilutive effect in the conversion of the convertible notes
Income available to preferred stockholders	$ 2,664	$ 2,307	$ 633
Income available to common stockholders	$ 4,162	$ 3,610	$ 971
Common stock
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding	3,227,765	3,222,619	3,256,725
Earnings per common share	$ 1.29	$ 1.12	$ 0.30
Income (loss) from continuing operations, per diluted Share	$ 1.29	$ 1.12	$ (0.33)
Income (loss) from discontinued operations, net of tax, per diluted share			$ (0.03)
Preferred Class A [Member]
Dilutive effect in the conversion of the convertible notes
Weighted average number of shares outstanding	2,056,215	2,044,561	2,108,578
Earnings per common share	$ 1.29	$ 1.13	$ 0.30
Income (loss) from continuing operations, per diluted Share	$ 1.29	$ 1.13	$ (0.33)
Income (loss) from discontinued operations, net of tax, per diluted share			$ (0.03)